Related Party Transactions and Balances (Details) - Schedule of Key Management Personnel Compensation - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Key Management Personnel Compensation [Line Items]
Total related party transactions	$ 1,816,655	$ 1,952,605	$ 4,545,193	$ 3,702,373
Other General and Administrative [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Total related party transactions				9,555
Other Research and Development [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Total related party transactions				10,500
Management Fees and Salaries [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Total related party transactions			1,490,459	1,166,371
Research and Development – Management Fees and Salaries [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Total related party transactions			703,453	939,712
Share-Based Compensation [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Total related party transactions			$ 2,351,281	$ 1,576,235